INVESTMENTS INVESTMENTS (LOANS) (Details) - Commercial Real Estate Portfolio Segment $ in Millions	Dec. 31, 2016 USD ($)
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	$ 17
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0
Current	17
Total Financing Receivables	17
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0
30 to 59 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0
60 to 89 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0
90 Days Or Greater
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0
Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	17
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	17
1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
0% - 50%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	17
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	17
0% - 50% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	17
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	17
0% - 50% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
0% - 50% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
0% - 50% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
0% - 50% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
0% - 50% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
50% - 70% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
70% - 90% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	0
90% plus | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Financing Receivables	$ 0